Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses | $		$ 1,531,258		$ 7,443,930		$ 8,052,011
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options expired		42,226		953,803
Number of share options cancelled		2,820,104		307,987		822,137
Number of share options issued		60,000		2,841,086		1,082,639
Share option exercise price | $ / shares	$ 1.3		$ 2.26		$ 4.14
Share-based compensation expenses | $		$ 69,780		$ 3,594,005		$ 2,825,863
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options cancelled		2,820,104
Number of PSU's granted		2,820,104
Share option exercise price | $ / shares	$ 0
Percentage of issuance may not exceed aggregate number of common shares		10.00%
Converted to Class B Common shares		400,000
Amount of incremental fair value | $		$ 1,812,696